Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule Other Operating Expenses	For 2024, this line item includes €3,955 million of expenses related to Regeneron (see Note C.1.), compared with €3,206 million for 2023 and €2,378 million for 2022 (as shown in the table below):

(€ million)	2024	2023	2022
Income & expense related to sharing of (profits)/losses under the Monoclonal Antibody Alliance	(4,143)	(3,321)	(2,325)
Additional share of profit paid by Regeneron towards development costs(a)	833	668	434
Reimbursement to Regeneron of selling expenses incurred	(637)	(543)	(476)
Total - Monoclonal Antibody Alliance	(3,947)	(3,196)	(2,367)
Immuno-Oncology Alliance	—	—	16
Other (mainly Zaltrap and Libtayo)	158	217	1,120
Other operating income/(expenses), net related to Regeneron	(3,789)	(2,979)	(1,231)
of which amount presented in Other operating income (Note D.25.)	166	227	1,147
(a)As of December 31, 2024, the commitment received by Sanofi in respect of the additional profit share payable by Regeneron towards development costs amounted to €1.6 billion, compared with €2.1 billion as of December 31, 2023 (see Note D.21.).